Investments (Tables) (FaceBank Group, Inc. Pre-Merger)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Schedule of Deconsolidation of Nexway

The deconsolidation of Nexway resulted in a loss of approximately $11.9 million calculated as follows (in thousands):

Cash	$5,776
Accounts receivable	9,831
Inventory	50
Prepaid expenses	164
Goodwill	51,168
Property and equipment, net	380
Right-of-use assets	3,594
Total assets	$70,963
Less:
Accounts payable	34,262
Accrued expenses	15,788
Lease liability	3,594
Deferred income taxes	1,161
Other liabilities	40
Total liabilities	$54,845
Non-controlling interest	2,595
Foreign currency translation adjustment	(770)
Loss before fair value – investment in Nexway	14,293
Less: fair value of shares owned by the Company	2,374
Loss on deconsolidation of Nexway	$11,919

Schedule of Profits Interest

The table below summarizes the Company’s profits interest since the date of the transaction (in thousands except for unit and per unit information):

Panda units granted	26.2
Fair value per unit on grant date	$67,690
Grant date fair value	$1,773
Change in fair value of Panda interests	198
Fair value at December 31, 2019	$1,971
Change in fair value of Panda interests	148
Fair value at September 30, 2020	$2,119

FaceBank Group, Inc Pre-Merger [Member]
Schedule of Fair Value of Investment

As of March 31, 2020, the fair value of the Nexway shares owned by the Company is approximately $2.4 million, calculated as follows (dollars in thousands, except per share value):

Price per share Euros	€5.28
Exchange rate	1.1032
Price per share USD	$5.82
Nexway shares held by the Company	407,550
Fair value - investment in Nexway	$2,374

Schedule of Deconsolidation of Nexway

The deconsolidation of Nexway resulted in a loss of approximately $11.9 million calculated as follows:

Cash	$5,776
Accounts receivable	9,831
Inventory	50
Prepaid expenses	164
Goodwill	51,168
Property and equipment, net	380
Right-of-use assets	3,594
Total assets	$70,963
Less:
Accounts payable	34,262
Accrued expenses	15,788
Lease liability	3,594
Deferred income taxes	1,161
Other liabilities	40
Total liabilities	$54,845
Non-controlling interest	2,595
Foreign currency translation adjustment	(770)
Loss before fair value – investment in Nexway	(14,293)
Less: fair value of shares owned by Facebank	2,374
Loss on deconsolidation of Nexway	$11,919

Schedule of Profits Interest

The table below summarizes the Company’s profits interest at March 31, 2020 and December 31, 2019 (in thousands except for unit and per unit information):

Panda units granted	26.2
Fair value per unit on grant date	$67,690
Grant date fair value	$1,773
Change in fair value of Panda interests	$198
Fair value at December 31, 2019	$1,971
Change in fair value of Panda interests	-
Fair value at March 31, 2020	$1,971

The table below summarizes the Company’s profits interest at December 31, 2019 (in thousands except for unit and per unit information):

Panda units granted	26.2
Fair value per unit on grant date	$67,690
Grant date fair value	$1,773
Change in fair value of Panda interests	$198
Fair value at December 31, 2019	$1,971